Summary of Significant Accounting Policies (Details Narrative) (USD $)	6 Months Ended		12 Months Ended			213 Months Ended	219 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Jan. 31, 2014	Dec. 17, 2004
Accounting Policies [Abstract]
Minority interest in consolidated subsidiaries, less than:								100.00%
Ownership in all consolidated subsidiaries								100.00%
Write down of certain patents				$ 440,780		$ 1,353,976	$ 1,353,976
Write down or disposal of certain long-lived assets				2,945,079	35,878
Deferred revenue	223,662		224,843	263,125		224,843	223,662
Grant revenue received, recorded as deferred revenue			$ 0	$ 0	$ 488,959	$ 0
Tax benefit sustained upon settlement, minimum			50.00%